Allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Allowance For Doubtful Accounts [Abstract]
Beginning balance	¥ 107,403,901		¥ 145,035,759	¥ 135,635,759
Provisions for doubtful accounts	5,838,484	$ 822,333	28,923,874	9,400,000
Write-off			(66,555,732)
Ending balance	¥ 113,242,385		¥ 107,403,901	¥ 145,035,759